787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

August 1, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Funds II
Securities Act File No. 333-142592
Investment Company Act File No. 811-22061
Post-Effective Amendment No. 130

Ladies and Gentlemen:

On behalf of BlackRock Funds II (the “Trust”), I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 130 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act in order to add a new series to the Trust, the BlackRock High Income Opportunities Portfolio (the “Fund”).

On or around October 15, 2014, the Trust will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring the Fund’s expense table and other information up to date under Section 10(a)(3) of the 1933 Act.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (202) 303-1151.

Very truly yours,

/s/ Marc T. Foster

Marc T. Foster

Enclosures

cc:	Ben Archibald, Esq.
Greg Daddario, Esq.
Maria Gattuso, Esq.

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